Material Terms and Conditions, Conversion of Eleventh Series Class XI Preferred Stock on the Day Following the End of the Conversion Period (Parenthetical) (Detail) (Eleventh series class XI preferred stock, JPY ¥)
Mar. 31, 2011
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Conversion price, numerator	¥ 1,000
Conversion price, denominator	¥ 284.90